Subsidiaries - Summary of Significant Subsidiaries (Detail)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Hunter Valley Energy Coal Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Coal mining
Group's interest	100.00%	100.00%
BHP Olympic Dam Corporation Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Copper and uranium mining
Group's interest	100.00%	100.00%
Compania Minera Cerro Colorado Limitada [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Chile
Principal activity	Copper mining
Group's interest	100.00%	100.00%
Minera Escondida Ltda [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Chile
Principal activity	Copper mining
Group's interest	57.50%	57.50%
Minera Spence SA [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Chile
Principal activity	Copper mining
Group's interest	100.00%	100.00%
OZ Minerals Carrapateena Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Copper, gold and silver mining
Group's interest	100.00%
OZ Minerals Prominent Hill Operations Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Copper, gold and silver mining
Group's interest	100.00%
BHP Iron Ore (Jimblebar) Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Bhp Iron Ore Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Service company
Group's interest	100.00%	100.00%
BHP (Towage Service) Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Towing services
Group's interest	100.00%	100.00%
BHP Billiton Freight Singapore Pte Limited [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Singapore
Principal activity	Freight services
Group's interest	100.00%	100.00%
BHP Billiton Marketing AG [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Switzerland
Principal activity	Marketing and trading
Group's interest	100.00%	100.00%
BHP Billiton Marketing Asia Pte Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Singapore
Principal activity	Marketing support and other services
Group's interest	100.00%	100.00%
BHP Billiton Finance BV [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	The Netherlands
Principal activity	Finance
Group's interest	100.00%	100.00%
BHP Billiton Finance Limited [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Finance
Group's interest	100.00%	100.00%
BHP Billiton Finance (USA) Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Finance
Group's interest	100.00%	100.00%
BHP Canada Inc. [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Canada
Principal activity	Potash development
Group's interest	100.00%	100.00%
BHP Group Operations Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Administrative services
Group's interest	100.00%	100.00%
BHP Nickel West Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Nickel mining, smelting, refining and administrative services
Group's interest	100.00%	100.00%
OZ Minerals Musgrave Operations Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Copper and nickel mining
Group's interest	100.00%
WMC Finance (USA) Limited [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	Australia
Principal activity	Finance
Group's interest	100.00%	100.00%